UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G

OF THE SECURITIES EXCHANGE ACT OF 1934

EFMT DEPOSITOR LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐
☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001946154

EFMT 2025-NQM5
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable): ________________

Robert A. Catarella, (203) 409-3596
Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

EFMT DEPOSITOR LLC

By: ELLINGTON MANAGEMENT GROUP, L.L.C., as its manager

/s/ Robert A. Catarella
Date: October 17, 2025	Name:	Robert A. Catarella
	Title:	Managing Director

EXHIBIT INDEX

99.01	AMC Diligence, LLC (“AMC”) Narrative
1.	AMC Rating Agency Grades Report
2.	AMC Exception Grades Report
3.	AMC Valuation Summary Report
4.	AMC Supplemental Data Report
5.	AMC Business Purpose Report

99.02	Canopy Financial Technology Partners, LLC (“Canopy”) Narrative
1.	Canopy Rating Agency Grades Summary Report
2.	Canopy Rating Agency Grades Detail Report
3.	Canopy Business Purpose Report
4.	Canopy Supplemental Data Report
5.	Canopy Valuation Report
6.	Canopy ATR or QM Report
7.	Canopy Data Compare Report

99.03	Clarifii LLC (“Clarifii”) Narrative
1.	Clarifii ATR or QM Report
2.	Clarifii Business Purpose Report
3.	Clarifii Data Compare Report
4.	Clarifii RA Grades Summary Report
5.	Clarifii RA Grades Detail Report
6.	Clarifii Supplemental Data Report
7.	Clarifii Valuation Report

99.04	Clayton Services LLC (“Clayton”) Narrative
1.	Clayton Conditions Summary Report
2.	Clayton Conditions Detail Report
3.	Clayton Loan Grades Report
4.	Clayton Standard Upload Report
5.	Clayton Valuations Summary Report
6.	Clayton ATR or QM Report
7.	Clayton Non ATR or QM Report
8.	Clayton Tape Compare Report
9.	Clayton Waived Conditions Report

99.05	Covius Real Estate Services, LLC (“Covius”) Narrative
1.	Covius ATR QM Data Fields Report
2.	Covius Business Purpose Report
3.	Covius Exceptions Report
4.	Covius RA Grades Report
5.	Covius Tape Compare Report
6.	Covius Valuation Report

99.06	Digital Risk, LLC (“Digital Risk”) Narrative
1.	Digital Risk Findings Summary Report
2.	Digital Risk Findings Exception Report
3.	Digital Risk Rating Agency Report
4.	Digital Risk Valuation Report
5.	Digital Risk Standard Summary Report
6.	Digital Risk Standard Report
7.	Digital Risk Supplemental Report
8.	Digital Risk Non-QM Supplemental Report

99.07	Evolve Mortgage Services (“Evolve”) Narrative
1.	Evolve Rating Agency Grades Report
2.	Evolve Exception Detail Report
3.	Evolve Valuation Report
4.	Evolve Data Compare Report
5.	Evolve QM ATR Data Report
6.	Evolve Business Purpose Report
7.	Evolve Additional Data Report

99.08	Incenter Lender Services LLC (“Incenter”) Narrative
1.	Incenter Review Summary Report
2.	Incenter Exception Report
3.	Incenter Rating Agency Grades Report
4.	Incenter Final Tape Compare Report
5.	Incenter Supplemental Data Report
6.	Incenter QM ATR Report
7.	Incenter Valuation Summary Report
8.	Incenter Business Purpose Report

99.09	Maxwell Diligence Solutions, LLC (“Maxwell”) Narrative
1.	Maxwell Standard Exceptions Report
2.	Maxwell Grading Report
3.	Maxwell Valuation Report
4.	Maxwell Supplemental Data Report
5.	Maxwell Data Compare Report

99.10	Opus Capital Markets Consultants, LLC (“Opus”) Narrative
1.	Opus Standard Findings Detail Report
2.	Opus Rating Agency Grades Summary Report
3.	Opus ATR or QM Report
4.	Opus Supplemental Data Report
5.	Opus Business Purpose Report
6.	Opus Valuation Report
7.	Opus Data Compare Report

99.11	Selene Diligence LLC (“Selene”) Narrative
1.	Selene Rating Agency Summary Report
2.	Selene Standard Findings Report
3.	Selene Valuation Report
4.	Selene Supplemental Data Report
5.	Selene Business Purpose Report
6.	Selene Data Compare Report
7.	Selene MLS Report